Columbia Integrated Large Cap Value Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Value Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 6.9%
Entertainment 1.3%
Electronic Arts, Inc.	4,676	672,315
Interactive Media & Services 1.7%
Alphabet, Inc., Class C	2,751	475,510
Meta Platforms, Inc., Class A	626	405,329
Total		880,839
Media 2.2%
Comcast Corp., Class A	32,459	1,122,108
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc.	3,550	859,810
Total Communication Services		3,535,072
Consumer Discretionary 5.2%
Hotels, Restaurants & Leisure 4.0%
DoorDash, Inc., Class A(a)	4,448	928,075
Expedia Group, Inc.	5,319	886,944
MGM Resorts International(a)	8,114	256,808
Total		2,071,827
Household Durables 0.9%
D.R. Horton, Inc.	2,842	335,527
PulteGroup, Inc.	1,176	115,283
Total		450,810
Specialty Retail 0.3%
TJX Companies, Inc. (The)	1,116	141,620
Total Consumer Discretionary		2,664,257
Consumer Staples 11.1%
Beverages 2.8%
Coca-Cola Bottling Co. Consolidated	6,990	801,403
PepsiCo, Inc.	4,815	632,932
Total		1,434,335
Consumer Staples Distribution & Retail 5.4%
Sysco Corp.	12,258	894,834
Walmart, Inc.	19,151	1,890,587
Total		2,785,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.9%
Colgate-Palmolive Co.	6,613	614,612
Procter & Gamble Co. (The)	5,261	893,791
Total		1,508,403
Total Consumer Staples		5,728,159
Energy 6.8%
Energy Equipment & Services 2.3%
NOV, Inc.	15,801	189,612
TechnipFMC PLC	31,360	976,864
Total		1,166,476
Oil, Gas & Consumable Fuels 4.5%
EOG Resources, Inc.	8,174	887,451
Exxon Mobil Corp.	13,895	1,421,459
Total		2,308,910
Total Energy		3,475,386
Financials 26.5%
Banks 7.4%
Bank of America Corp.	15,367	678,146
Citigroup, Inc.	16,555	1,246,922
Citizens Financial Group, Inc.	21,577	870,632
Wells Fargo & Co.	13,244	990,386
Total		3,786,086
Capital Markets 5.5%
Cboe Global Markets, Inc.	3,387	776,029
Charles Schwab Corp. (The)	1,475	130,302
Raymond James Financial, Inc.	6,050	889,229
State Street Corp.	10,453	1,006,415
Total		2,801,975
Consumer Finance 2.2%
American Express Co.	3,924	1,153,852
Financial Services 4.1%
Berkshire Hathaway, Inc., Class B(a)	884	445,501
Euronet Worldwide, Inc.(a)	5,121	554,502
Global Payments, Inc.	5,188	392,265
PayPal Holdings, Inc.(a)	10,302	724,024
Total		2,116,292

Columbia Integrated Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.3%
Arch Capital Group Ltd.	11,330	1,076,803
Chubb Ltd.	4,000	1,188,800
Cincinnati Financial Corp.	3,288	495,896
Everest Group Ltd.	2,854	990,881
Total		3,752,380
Total Financials		13,610,585
Health Care 14.4%
Biotechnology 3.6%
BioMarin Pharmaceutical, Inc.(a)	8,519	494,698
Exelixis, Inc.(a)	7,578	326,157
Neurocrine Biosciences, Inc.(a)	1,688	207,658
Vertex Pharmaceuticals, Inc.(a)	1,890	835,475
Total		1,863,988
Health Care Equipment & Supplies 1.8%
Medtronic PLC	8,965	743,916
Zimmer Biomet Holdings, Inc.	1,654	152,449
Total		896,365
Health Care Providers & Services 6.0%
Cardinal Health, Inc.	6,937	1,071,350
CVS Health Corp.	10,083	645,715
Elevance Health, Inc.	2,075	796,468
UnitedHealth Group, Inc.	1,948	588,121
Total		3,101,654
Pharmaceuticals 3.0%
Jazz Pharmaceuticals PLC(a)	6,642	717,801
Merck & Co., Inc.	10,343	794,756
Total		1,512,557
Total Health Care		7,374,564
Industrials 12.1%
Aerospace & Defense 1.2%
RTX Corp.	4,424	603,787
Commercial Services & Supplies 1.8%
Rollins, Inc.	15,988	915,313
Construction & Engineering 1.8%
EMCOR Group, Inc.	1,952	921,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.5%
Uber Technologies, Inc.(a)	3,225	271,416
Machinery 1.9%
Cummins, Inc.	3,011	967,976
Passenger Airlines 1.3%
United Airlines Holdings, Inc.(a)	8,220	653,038
Professional Services 1.7%
Genpact Ltd.	20,933	901,166
Trading Companies & Distributors 1.9%
Ferguson Enterprises, Inc.	1,339	244,153
W.W. Grainger, Inc.	657	714,527
Total		958,680
Total Industrials		6,192,447
Information Technology 7.5%
Communications Equipment 4.3%
Cisco Systems, Inc.	14,974	943,961
F5, Inc.(a)	3,113	888,388
Motorola Solutions, Inc.	927	385,057
Total		2,217,406
IT Services 1.5%
Twilio, Inc., Class A(a)	6,392	752,338
Semiconductors & Semiconductor Equipment 0.2%
NXP Semiconductors NV	604	115,443
Software 1.5%
Salesforce, Inc.	2,926	776,473
Total Information Technology		3,861,660
Materials 1.8%
Construction Materials 1.8%
CRH PLC	10,494	956,633
Total Materials		956,633
Real Estate 2.3%
Office REITs 0.5%
Cousins Properties, Inc.	8,796	246,904
Residential REITs 0.5%
AvalonBay Communities, Inc.	1,198	247,710
Columbia Integrated Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.3%
Brixmor Property Group, Inc.	26,866	682,665
Total Real Estate		1,177,279
Utilities 4.5%
Electric Utilities 4.5%
Duke Energy Corp.	4,013	472,411
Edison International	12,148	676,036
FirstEnergy Corp.	19,332	810,784
NRG Energy, Inc.	2,260	352,334
Total		2,311,565
Total Utilities		2,311,565
Total Common Stocks (Cost $39,225,358)		50,887,607

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	362,226	362,117
Total Money Market Funds (Cost $362,103)		362,117
Total Investments in Securities (Cost: $39,587,461)		51,249,724
Other Assets & Liabilities, Net		80,027
Net Assets		51,329,751
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	745,801	27,961,024	(28,344,662)	(46)	362,117	40	34,849	362,226
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Large Cap Value Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT317_08_R01_(07/25)